UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Investment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT  06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Senior Vice President
Phone:  (203) 552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      11/1/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              62

Form 13F Information Table Value Total:  $      235,486
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Aberdeen Latin America Equity Fund    Common Stock   00306K106       59     1,633 SH       SOLE                    1,633      0    0
Inc
Adams Express Co                      Common Stock   6212104     20,290 2,041,265 SH       SOLE                2,041,265      0    0
Asia Pacific Fund Inc/The             Common Stock   44901106       556    50,470 SH       SOLE                   50,470      0    0
Bancroft Fund Ltd                     Common Stock   59695106       776    47,799 SH       SOLE                   47,799      0    0
Boulder Growth & Income Fund Inc      Common Stock   101507101    3,474   560,317 SH       SOLE                  560,317      0    0
Boulder Total Return Fund Inc         Common Stock   101541100    5,710   377,615 SH       SOLE                  377,615      0    0
Central Europe and Russia Fund        Common Stock   153436100       15       400 SH       SOLE                      400      0    0
Inc/The
Central Securities Corp               Common Stock   155123102   13,609   684,562 SH       SOLE                  684,562      0    0
Claymore Dividend & Income Fund       Common Stock   18385J105      105     7,413 SH       SOLE                    7,413      0    0
Cohen & Steers Dividend Majors Fund   Common Stock   19248G106    4,309   380,614 SH       SOLE                  380,614      0    0
Inc
Cohen & Steers Infrastructure Fund    Common Stock   19248A109    8,649   543,272 SH       SOLE                  543,272      0    0
Inc
Cohen & Steers Quality Income Realty  Common Stock   19247L106    2,644   336,373 SH       SOLE                  336,373      0    0
Fund Inc
DCA Total Return Fund                 Common Stock   233066109      236    77,426 SH       SOLE                   77,426      0    0
Denali Fund/The                       Common Stock   24823A102    1,060    69,395 SH       SOLE                   69,395      0    0
Diamond Hill Financial Trends Fund    Common Stock   25264C101       94    10,617 SH       SOLE                   10,617      0    0
Inc
DWS Dreman Value Income Edge Fund Inc Common Stock   23339M204    6,075   453,379 SH       SOLE                  453,379      0    0
Ellsworth Fund Ltd                    Common Stock   289074106      723   100,768 SH       SOLE                  100,768      0    0
European Equity Fund Inc/The          Common Stock   298768102    2,285   329,712 SH       SOLE                  329,712      0    0
Gabelli Dividend & Income Trust       Common Stock   36242H104   20,806 1,494,680 SH       SOLE                1,494,680      0    0
Gabelli Global Multimedia Trust Inc   Common Stock   36239Q109    3,216   422,553 SH       SOLE                  422,553      0    0
General American Investors Co Inc     Common Stock   368802104    9,161   375,823 SH       SOLE                  375,823      0    0
Greater China Fund Inc/The            Common Stock   39167B102      697    54,533 SH       SOLE                   54,533      0    0
H&Q Healthcare Investors              Common Stock   404052102    4,440   367,543 SH       SOLE                  367,543      0    0
H&Q Life Sciences Investors           Common Stock   404053100    5,449   568,169 SH       SOLE                  568,169      0    0
Ibero-America Fund Inc/The            Common Stock   45082X103    1,509   230,046 SH       SOLE                  230,046      0    0
India Fund Inc/The                    Common Stock   454089103       14       398 SH       SOLE                      398      0    0
iShares MSCI Brazil Index Fund        Common Stock   464286400       16       205 SH       SOLE                      205      0    0
iShares MSCI South Africa Index Fund  Common Stock   464286780       47       700 SH       SOLE                      700      0    0
Japan Equity Fund Inc                 Common Stock   471057109      920   170,097 SH       SOLE                  170,097      0    0
JF China Region Fund Inc              Common Stock   46614T107       64     4,313 SH       SOLE                    4,313      0    0
John Hancock Bank and Thrift          Common Stock   409735206    3,662   247,239 SH       SOLE                  247,239      0    0
Opportunity Fund
Korea Equity Fund Inc                 Common Stock   50063B104    3,380   305,859 SH       SOLE                  305,859      0    0
Korea Fund Inc/The                    Common Stock   500634209       50     1,181 SH       SOLE                    1,181      0    0
Latin American Discovery Fund Inc     Common Stock   51828C106       17       900 SH       SOLE                      900      0    0
Liberty All Star Equity Fund          Common Stock   530158104    5,754 1,304,669 SH       SOLE                1,304,669      0    0
Liberty All Star Growth Fund Inc      Common Stock   529900102    1,884   494,618 SH       SOLE                  494,618      0    0
Macquarie Global Infrastructure       Common Stock   55608D101    8,659   524,179 SH       SOLE                  524,179      0    0
Total Return Fund Inc
Macquarie/First Trust Global          Common Stock   55607W100    3,415   257,715 SH       SOLE                  257,715      0    0
Infrastructure/Utilities Dividend &
Income Fund
Malaysia Fund Inc                     Common Stock   560905101      148    14,000 SH       SOLE                   14,000      0    0
Mexico Equity and Income Fund Inc     Common Stock   592834105    1,131   114,594 SH       SOLE                  114,594      0    0
Mexico Fund Inc/The                   Common Stock   592835102       13       500 SH       SOLE                      500      0    0
Morgan Stanley Asia Pacific Fund Inc  Common Stock   61744U106   11,382   723,562 SH       SOLE                  723,562      0    0
Morgan Stanley Eastern Europe Fund    Common Stock   616988101        7       400 SH       SOLE                      400      0    0
Inc
Morgan Stanley India Investment Fund  Common Stock   61745C105       27     1,000 SH       SOLE                    1,000      0    0
Inc
New Germany Fund Inc/The              Common Stock   644465106    7,024   487,462 SH       SOLE                  487,462      0    0
New Ireland Fund Inc/The              Common Stock   645673104      421    66,828 SH       SOLE                   66,828      0    0
NFJ Dividend Interest & Premium       Common Stock   65337H109   15,167   962,355 SH       SOLE                  962,355      0    0
Strategy Fund


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Petroleum & Resources Corp            Common Stock   716549100    6,140   265,209 SH       SOLE                  265,209      0    0
RENN Global Entrepreneurs Fund        Common Stock   759720105       58    30,959 SH       SOLE                   30,959      0    0
RMR Asia Pacific Real Estate Fund     Common Stock   76970B101    1,826   100,246 SH       SOLE                  100,246      0    0
RMR Real Estate Income Fund           Common Stock   74964K609    2,162    77,224 SH       SOLE                   77,224      0    0
Royce Micro-Cap Trust Inc             Common Stock   780915104    2,669   322,690 SH       SOLE                  322,690      0    0
Royce Value Trust Inc                 Common Stock   780910105   12,218 1,006,465 SH       SOLE                1,006,465      0    0
Singapore Fund Inc/The                Common Stock   82929L109      704    44,957 SH       SOLE                   44,957      0    0
SunAmerica Focused Alpha Growth Fund  Common Stock   867037103    9,228   584,808 SH       SOLE                  584,808      0    0
SunAmerica Focused Alpha Large-Cap    Common Stock   867038101    4,031   278,545 SH       SOLE                  278,545      0    0
Fund Inc
Swiss Helvetia Fund Inc               Common Stock   870875101    1,117    88,926 SH       SOLE                   88,926      0    0
Taiwan Fund Inc/The                   Common Stock   874036106    1,993   119,124 SH       SOLE                  119,124      0    0
Taiwan Greater China Fund             Common Stock   874037104    1,839   272,897 SH       SOLE                  272,897      0    0
Thai Capital Fund Inc/The             Common Stock   882905201      199    13,200 SH       SOLE                   13,200      0    0
Thai Fund Inc/The                     Common Stock   882904105    4,506   325,806 SH       SOLE                  325,806      0    0
Tri-Continental Corp                  Common Stock   895436103    7,650   620,421 SH       SOLE                  620,421      0    0


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